Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Flow-through share liability [text block]
Disclosure of cash and restricted cash
	At December 31 2020	At December 31 2019
Components of cash and restricted cash:
Cash	$15,361	$660
Restricted cash	165	115
	$15,526	$775